Equity - Rollforward of Shares and Share Capital (Details) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Beginning balance	€ 8,489
Closing balance	€ 7,835	€ 8,489
Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	461	459	457
Beginning balance	€ 5	€ 5	€ 5
Issuance of shares (in shares)	1	2	2
Cancellation of shares (in shares)	(13)	0	0
Ending balance (in shares)	449	461	459
Closing balance	€ 5	€ 5	€ 5